Schedule of Investments (unaudited) January 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.7%
Etablissements Franz Colruyt NV.	5,820	$236,407
Proximus SADP	2,509	51,235

		287,642

Canada — 2.0%
Agnico Eagle Mines Ltd.	2,189	104,546
CGI, Inc.(a)	2,366	202,008
Franco-Nevada Corp.	815	107,758
Loblaw Cos. Ltd.	1,846	142,420
Thomson Reuters Corp.	2,257	242,293

		799,025

China — 2.6%
Agricultural Bank of China Ltd., Class H	370,000	140,776
Alibaba Group Holding Ltd., ADR(a)	70	8,805
Bank of China Ltd., Class H	306,000	119,277
Bank of Communications Co. Ltd., Class H	255,000	171,039
China Construction Bank Corp., Class H	239,000	183,396
China Feihe Ltd.(b)	66,000	91,526
China Resources Gas Group Ltd.	10,000	50,019
China Tower Corp. Ltd., Class H(b)	134,000	16,187
Country Garden Services Holdings Co. Ltd.	1,000	5,907
Industrial & Commercial Bank of China Ltd., Class H	242,000	146,615
Postal Savings Bank of China Co. Ltd., Class H(b)	3,000	2,499
Yadea Group Holdings Ltd.(b)	8,000	11,392
ZTO Express Cayman, Inc., ADR	2,650	79,606

		1,027,044

Denmark — 1.9%
DSV A/S	853	173,313
Novo Nordisk A/S, Class B	4,139	411,699
Pandora A/S	1,408	153,106

		738,118

Finland — 0.1%
Elisa OYJ	896	52,633

France — 2.2%
BNP Paribas SA	1,982	141,494
Hermes International	80	120,113
LVMH Moet Hennessy Louis Vuitton SE	367	301,445
Orange SA	3,538	41,562
Societe Generale SA	4,733	175,691
Teleperformance	261	98,290

		878,595

Germany — 1.4%
Covestro AG(b)	2,902	174,099
Deutsche Telekom AG, Registered Shares	4,225	79,764
Symrise AG	570	68,115
Telefonica Deutschland Holding AG	82,583	237,077

		559,055

Hong Kong — 1.7%
CLP Holdings Ltd.	3,500	35,026
Guangdong Investment Ltd.	8,000	11,428
HK Electric Investments & HK Electric Investments Ltd., Class SS	181,000	180,140
HKT Trust & HKT Ltd., Class SS	12,000	16,375
Hong Kong & China Gas Co. Ltd.	85,350	131,546
Jardine Matheson Holdings Ltd.	1,700	100,407

Security	Shares	Value

Hong Kong (continued)
Link REIT	21,400	$183,730
Power Assets Holdings Ltd.	3,500	21,506

		680,158

Ireland — 0.5%
Accenture PLC, Class A	277	97,942
Medtronic PLC	954	98,729

		196,671

Italy — 0.6%
DiaSorin SpA	414	63,823
Ferrari NV	740	170,550

		234,373

Japan — 7.0%
Canon, Inc.	5,800	137,174
Capcom Co. Ltd.	5,700	137,602
Chubu Electric Power Co., Inc.	9,200	92,146
Chugai Pharmaceutical Co. Ltd.	2,600	84,447
CyberAgent, Inc.	4,700	54,803
FUJIFILM Holdings Corp.	300	20,111
Hamamatsu Photonics KK	100	5,116
Hirose Electric Co. Ltd.	100	14,906
Keyence Corp.	300	153,877
Kirin Holdings Co. Ltd.	14,600	234,011
Koei Tecmo Holdings Co. Ltd.	1,000	36,177
Lawson, Inc.	1,700	74,509
McDonald’s Holdings Co. Japan Ltd.	1,100	48,038
Mizuho Financial Group, Inc.	8,810	119,340
NEC Corp.	5,700	222,376
Nexon Co. Ltd.	1,000	18,852
Nintendo Co. Ltd.	100	49,004
Nippon Paint Holdings Co. Ltd.	3,400	27,191
Nippon Telegraph & Telephone Corp.	7,900	226,080
Nissin Foods Holdings Co. Ltd.	800	56,746
Obic Co. Ltd.	300	49,567
Oracle Corp. Japan	2,000	149,581
Otsuka Corp.	1,500	60,865
Pan Pacific International Holdings Corp.	13,900	187,078
Recruit Holdings Co. Ltd.	1,900	93,914
Rinnai Corp.	900	80,375
Softbank Corp.	7,200	90,258
Sony Group Corp.	100	11,187
Suntory Beverage & Food Ltd.	2,400	92,157
Sysmex Corp.	400	38,076
Tobu Railway Co. Ltd.	3,500	81,981
Toyo Suisan Kaisha Ltd.	800	32,778

		2,780,323

Luxembourg — 0.2%
ArcelorMittal SA	2,376	70,577
Eurofins Scientific SE	66	6,626

		77,203

Netherlands — 1.9%
ASML Holding NV	259	175,419
Koninklijke Ahold Delhaize NV	8,561	277,587
Koninklijke KPN NV	26,862	88,605
QIAGEN NV(a)	4,216	208,571

		750,182

Norway — 0.1%
Telenor ASA	1,867	30,855

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.2%
PhosAgro PJSC, GDR, Registered Shares	3,971	$79,660

Singapore — 0.2%
Singapore Telecommunications Ltd.	46,800	84,859

South Korea — 0.2%
Kakao Corp.(a)	1,315	94,985

Sweden — 1.0%
Atlas Copco AB, A Shares	1,841	108,962
Epiroc AB, Class A	4,672	99,696
Hexagon AB, B Shares	7,803	105,247
Telia Co. AB	20,905	82,395

		396,300

Switzerland — 5.8%
EMS-Chemie Holding AG, Registered Shares	56	56,643
Givaudan SA, Registered Shares	34	140,859
Kuehne + Nagel International AG, Registered Shares	616	173,950
Logitech International SA, Registered Shares	220	18,487
Lonza Group AG, Registered Shares	216	148,920
Nestle SA, Registered Shares	2,986	385,607
Novartis AG, Registered Shares	3,037	263,883
Partners Group Holding AG	44	61,345
Roche Holding AG	870	339,937
Sika AG, Registered Shares	540	188,932
STMicroelectronics NV	3,360	158,011
Straumann Holding AG, Registered Shares	82	135,881
Swisscom AG, Registered Shares	389	222,343

		2,294,798

Taiwan — 3.0%
Acer, Inc.	98,000	101,634
Asustek Computer, Inc.	13,000	169,955
China Development Financial Holding Corp.	52,000	34,688
China Steel Corp.	11,000	13,462
Chunghwa Telecom Co. Ltd.	8,000	34,000
CTBC Financial Holding Co. Ltd.	3,000	3,016
First Financial Holding Co. Ltd.	46,000	41,888
Lite-On Technology Corp.	15,000	34,644
Mega Financial Holding Co. Ltd.	4,000	5,354
Nan Ya Plastics Corp.	2,000	6,316
Novatek Microelectronics Corp.	9,000	158,276
Quanta Computer, Inc.	18,000	60,924
Synnex Technology International Corp.	15,000	36,940
Taiwan Cooperative Financial Holding Co. Ltd.	251,170	240,988
Taiwan Mobile Co. Ltd.	6,000	21,566
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	231,220

		1,194,871

United Kingdom — 1.7%
AstraZeneca PLC	240	27,919
Auto Trader Group PLC(b)	11,684	105,876
BP PLC	14,853	76,997
Diageo PLC	824	41,580
Ferguson PLC	971	152,729
Linde plc(a)	461	146,911
Spirax-Sarco Engineering PLC	703	126,720

		678,732

United States — 51.3%
Abbott Laboratories	2,126	270,980
Adaptive Biotechnologies Corp.(a)	385	6,714
Adobe, Inc.(a)	362	193,417
Akamai Technologies, Inc.(a)	1,279	146,509

Security	Shares	Value

United States (continued)
Alphabet, Inc., Class C(a)	195	$529,224
Altair Engineering, Inc., Class A(a)	2,688	169,129
Amazon.com, Inc.(a)	7	20,940
Ameren Corp.	100	8,874
American Tower Corp.	520	130,780
American Water Works Co., Inc.	421	67,697
Amphenol Corp., Class A	284	22,604
ANSYS, Inc.(a)	665	226,107
Aon PLC, Class A	31	8,570
Applied Materials, Inc.	1,412	195,110
AT&T, Inc.	6,809	173,629
Aura Biosciences, Inc.(a)	632	11,534
AutoZone, Inc.(a)	119	236,376
Baker Hughes Co.	5,461	149,850
Baxter International, Inc.	2,143	183,098
Becton Dickinson and Co.	457	116,142
BigCommerce Holdings, Inc., Series-1(a)	430	14,057
Black Knight, Inc.(a)	2,224	165,910
Booking Holdings, Inc.(a)	31	76,140
Booz Allen Hamilton Holding Corp.	315	24,170
Bristol-Myers Squibb Co.	642	41,659
Brown & Brown, Inc.	129	8,550
C.H. Robinson Worldwide, Inc.	139	14,546
Cadence Design Systems, Inc.(a)	1,267	192,761
CareDx, Inc.(a)	194	8,109
Cboe Global Markets, Inc.	2,143	254,010
Charter Communications, Inc., Class A(a)	242	143,588
Cisco Systems, Inc.	3,290	183,154
Clorox Co.	17	2,854
CME Group, Inc.	855	196,222
Colgate-Palmolive Co.	1,456	120,047
Comcast Corp., Class A	2,814	140,672
Consolidated Edison, Inc.	452	39,075
Costco Wholesale Corp.	336	169,724
Crowdstrike Holdings, Inc., Class A(a)	304	54,915
Crown Castle International Corp.	1,144	208,791
Danaher Corp.	703	200,910
Dominion Energy, Inc.	3,454	278,600
Domino’s Pizza, Inc.	282	128,211
Dynatrace, Inc.(a)	235	12,892
Edwards Lifesciences Corp.(a)	1,765	192,738
Electronic Arts, Inc.	2,471	327,803
Eli Lilly & Co.	11	2,699
Evergy, Inc.	1,755	114,005
Eversource Energy	55	4,922
Expedia Group, Inc.(a)	773	141,683
Expeditors International of Washington, Inc.	879	100,628
Floor & Decor Holdings, Inc., Class A(a)	1,214	131,986
General Mills, Inc.	178	12,225
Genuine Parts Co.	1,717	228,756
Gilead Sciences, Inc.	5,660	388,729
Hershey Co.	471	92,820
Hilton Worldwide Holdings, Inc.(a)	243	35,262
Home Depot, Inc.	278	102,020
Hormel Foods Corp.	721	34,226
Humana, Inc.	360	141,300
Incyte Corp.(a)	2,070	153,863
Intercontinental Exchange, Inc.	1,792	226,975
Intuit, Inc.	782	434,190
Intuitive Surgical, Inc.(a)	329	93,495
Johnson & Johnson	251	43,245
Kellogg Co.	2,965	186,795

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Keysight Technologies, Inc.(a)	1,144	$193,130
Kroger Co.	4,828	210,453
Liberty Broadband Corp., Class C(a)	147	21,816
Lowe’s Cos., Inc.	931	220,973
Marsh & McLennan Cos., Inc.	2,892	444,327
Masco Corp.	2,308	146,166
Masimo Corp.(a)	652	143,355
Mastercard, Inc., Class A	771	297,899
Merck & Co., Inc.	3,289	267,988
Micron Technology, Inc.	1,145	94,199
Microsoft Corp.	2,241	696,906
Motorola Solutions, Inc.	1,518	352,085
Netflix, Inc.(a)	643	274,651
New Relic, Inc.(a)	1,799	189,147
Newmont Corp.	3,229	197,518
NextEra Energy, Inc.	2,824	220,611
NIKE, Inc., Class B	1,153	170,725
Old Dominion Freight Line, Inc.	343	103,562
Oracle Corp.	1,670	135,537
O’Reilly Automotive, Inc.(a)	350	228,112
PepsiCo, Inc.	1,931	335,067
Pfizer, Inc.	2,480	130,671
Procter & Gamble Co.	1,494	239,712
Public Storage	277	99,313
Qualcomm, Inc.	1,358	238,682
Regeneron Pharmaceuticals, Inc.(a)	324	197,183
Republic Services, Inc.	1,807	230,682
Rollins, Inc.	2,452	75,644
S&P Global, Inc.	526	218,406
salesforce.com, Inc.(a)	854	198,666
SBA Communications Corp.	754	245,382
Southern Co.	2,834	196,935
Starbucks Corp.	828	81,409
Take-Two Interactive Software, Inc.(a)	93	15,191
Target Corp.	758	167,086
Thermo Fisher Scientific, Inc.	155	90,102
Tradeweb Markets, Inc., Class A	366	31,026
TransDigm Group, Inc.(a)	359	221,212
Twilio, Inc., Class A(a)	182	37,514
Tyler Technologies, Inc.(a)	73	34,587
U.S. BanCorp.	2,006	116,729
United Parcel Service, Inc., Class B	695	140,536
UnitedHealth Group, Inc.	535	252,825

Security	Shares	Value

United States (continued)
VeriSign, Inc.(a)	1,453	$315,563
Verisk Analytics, Inc.	995	195,149
Verizon Communications, Inc.	11,123	592,077
Vertex Pharmaceuticals, Inc.(a)	1,216	295,549
Viatris, Inc.	19	284
Visa, Inc., Class A	405	91,599
Walmart, Inc.	1,479	206,779
Walt Disney Co.(a)	1,082	154,694
Waste Connections, Inc.	2,343	292,172
Waste Management, Inc.	688	103,503
WEC Energy Group, Inc.	3,223	312,760
West Pharmaceutical Services, Inc.	113	44,434
Western Union Co.	6,050	114,405
Weyerhaeuser Co.	2,550	103,097
Workday, Inc., Class A(a)	142	35,927
Xcel Energy, Inc.	2,931	204,173
Xilinx, Inc.	903	174,776
Zentalis Pharmaceuticals, Inc.(a)	531	30,309
Zoetis, Inc.	720	143,849
Zoom Video Communications, Inc., Class A(a)	786	121,264

		20,473,299

Total Long-Term Investments — 86.3% (Cost: $34,430,277)		34,389,381

Short-Term Securities

Money Market Funds — 14.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	5,835,447	5,835,447

Total Short-Term Securities — 14.6% (Cost: $5,835,447)		5,835,447

Total Investments — 100.9% (Cost: $40,265,724)		40,224,828
Liabilities in Excess of Other Assets — (0.9)%		(346,429)

Net Assets — 100.0%		$39,878,399

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$208,274	$5,627,173	(a)	$—		$—	$—	$5,835,447	5,835,447	$76	$—
iShares Gold Trust(b)	8,661	—		(9,225	)(a)	1,519	(955)	—	—	—	—

						$1,519	$(955)	$5,835,447		$76	$—

(a)	Represents net amount purchased (sold).

(b)	As of period end, the entity is no longer held.

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	7,812,000	USD	102,230	Goldman Sachs International	03/17/22	$1,941
USD	615,251	EUR	535,094	Morgan Stanley & Co. International PLC	03/17/22	13,527

						15,468

CHF	109,000	USD	118,370	Morgan Stanley & Co. International PLC	03/17/22	(602)
JPY	95,352,799	USD	839,829	JPMorgan Chase Bank N.A.	03/17/22	(10,906)

						(11,508)

						$3,960

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium.	$—	$287,642	$—	$287,642
Canada	799,025	—	—	799,025
China	138,430	888,614	—	1,027,044
Denmark	—	738,118	—	738,118
Finland	—	52,633	—	52,633
France	—	878,595	—	878,595
Germany	—	559,055	—	559,055
Hong Kong	180,140	500,018	—	680,158
Ireland	196,671	—	—	196,671
Italy	—	234,373	—	234,373
Japan	—	2,780,323	—	2,780,323
Luxembourg	—	77,203	—	77,203
Netherlands	141,343	608,839	—	750,182
Norway	—	30,855	—	30,855
Russia	—	79,660	—	79,660
Singapore	—	84,859	—	84,859

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
South Korea	$—	$94,985	$—	$94,985
Sweden.	—	396,300	—	396,300
Switzerland	—	2,294,798	—	2,294,798
Taiwan	—	1,194,871	—	1,194,871
United Kingdom	146,911	531,821	—	678,732
United States	20,473,299	—	—	20,473,299
Short-Term Securities
Money Market Funds	5,835,447	—	—	5,835,447

	$27,911,266	$12,313,562	$—	$40,224,828

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$15,468	$—	$15,468
Liabilities
Foreign Currency Exchange Contracts	—	(11,508)	—	(11,508)

	$—	$3,960	$—	$3,960

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

5